Consolidated Statements of Stockholders' Equity (JPY ¥) In Millions	Common stock [Member]	Capital surplus [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury stock [Member]	Total
Balance at beginning of year at Mar. 31, 2008	¥ 32,363	¥ 40,072	¥ 278,689	¥ (7,615)	¥ (89,325)	¥ 254,184
Changes in the year
Stock option compensation expense		248				248
Total changes in the year		248	(83,841)	(6,972)	(3)	(90,568)
Net income (loss)			(74,902)			(74,902)
Cash dividends			(8,936)			(8,936)
Sale of treasury stock			(3)		4	1
Other comprehensive income (loss), net of tax				(6,972)		(6,972)
Purchases of treasury stock					(7)	(7)
Balance at end of year at Mar. 31, 2009	32,363	40,320	194,848	(14,587)	(89,328)	163,616
Changes in the year
Stock option compensation expense		143				143
Total changes in the year		143	(13,242)	(272)	(3)	(13,374)
Net income (loss)			(11,454)			(11,454)
Cash dividends			(1,787)			(1,787)
Sale of treasury stock			(1)		1	0
Other comprehensive income (loss), net of tax				(272)		(272)
Purchases of treasury stock					(4)	(4)
Balance at end of year at Mar. 31, 2010	32,363	40,463	181,606	(14,859)	(89,331)	150,242
Changes in the year
Stock option compensation expense		165				165
Total changes in the year		165	1,403	(3,411)	(10,267)	(12,110)
Net income (loss)			3,163			3,163
Cash dividends			(1,760)			(1,760)
Sale of treasury stock			0		0	0
Other comprehensive income (loss), net of tax				(3,411)		(3,411)
Purchases of treasury stock					(10,267)	(10,267)
Balance at end of year at Mar. 31, 2011	¥ 32,363	¥ 40,628	¥ 183,009	¥ (18,270)	¥ (99,598)	¥ 138,132